245 Summer Street	Fidelity® Investments
Boston, MA 02210

December 23, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Variable Insurance Products Fund (the trust): VIP Growth Portfolio (the fund) File No. 811-03329

Ladies and Gentlemen:

On behalf of the above referenced fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 is a preliminary copy of the Notice, Proxy Statement, and Form of Proxy to be sent to shareholders in connection with a Special Meeting of Shareholders of the fund to be held on April 19, 2023. Pursuant to Rule 14a-3(c), the required informational copy of the fund’s Annual Report for the fiscal period ended December 31, 2021, has been previously furnished to the commission.

We anticipate mailing definitive proxy materials to shareholders on or about February 21, 2023. In order to allow sufficient time to meet this schedule, we would greatly appreciate receiving comments (if any) from the Staff no later than January 3, 2023.

Please contact Renee Fuller at (603) 721-4221 with any questions or comments relating to this filing.

Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group